Leases (Tables)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Schedule of Lease Cost

The components of lease cost for the three months and six months ended June 30, 2026 and 2025 were as follows (In thousands):

	Three Months Ended June 2026	Six Months Ended June 2026
Lease Cost	Amount	Amount
Operating lease cost	$78	128
Short-term lease cost	60	119
Total lease cost	$138	247

Schedule of Supplemental Cash Flows Information Related to Operating Lease

Supplemental balance sheet information related to the Company’s operating lease as of June 30, 2026, is as follows (In thousands):

As of June 30, 2026
Operating lease right-of-use asset	$961
Operating lease liability, current portion	298
Operating lease liability, non-current portion	736
Total operating lease liability	$1,034

Schedule of Future Minimum Lease Payments Under the Operating Lease

Future minimum lease payments under the operating lease as of June 30, 2026, are as follows (In thousands):

Operating Leases
2026 (remaining six months)	$163
2027	328
2028	328
2029	274
Total future minimum lease payments	1,093
Less: present value discount	(59)
Present value of lease liability	$1,034

Schedule of Cash Flow Information Related to Operating Lease

Supplemental cash flow and other information related to the Company’s operating lease for the six months ended June 30, 2026, are as follows (In thousands):

Amount
Amortization of right-of-use asset	$128
Cash paid for amounts included in the measurement of lease liability	55
Right-of-use asset obtained in exchange for new operating lease liability	1,074
Remaining lease term (in years)	3.5
Discount rate (as a percentage)	3.45%